Other Charges - Pension Obligation Settlement Loss (Gain) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of defined benefit plans [line items]
Actuarial losses recognized during the year			$ 1.2	$ (17.1)	$ 7.0
Non-cash gain (loss) on purchase of annuity recorded in statement of operations	$ (1.9)		$ (1.9)	$ 0.0	0.3
Canadian defined benefit plans
Disclosure of defined benefit plans [line items]
Non-cash gain (loss) on purchase of annuity recorded in statement of operations					$ 0.3	$ (6.4)
Pension and non-pension post-employment benefit plans
Disclosure of defined benefit plans [line items]
Actuarial losses recognized during the year		$ 17.0